Segment, Product and Geographic Information - Accounts receivable from significant customers (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Accounts receivable	$ 209,913	$ 121,524
Customer A and Its affiliates [Member]
Disclosure of operating segments [line items]
Accounts receivable	160,107	88,353
Customer C [Member]
Disclosure of operating segments [line items]
Accounts receivable	$ 49,806	$ 33,171